Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details of inventories
Goods for resale	€ 105,013	€ 166,272
Raw materials and supplies	454,371	423,326
Work in progress and semi-finished goods	592,612	584,279
Finished goods	477,297	469,054
Total inventories	1,629,293	1,642,931
Inventory provision
Movement in the inventory provision
Balance at 1 January	33,069	22,614	€ 15,888
Net charge for the year	8,232	8,878	6,099
Cancellations for the year	(357)	(20)	(195)
Translation differences	(5,180)	1,597	822
Balance at 31 December	€ 35,764	€ 33,069	€ 22,614